Business Segments	12 Months Ended
Dec. 31, 2010
Business Segments
Business Segments

NOTE 17.  Business Segments

Effective in the first quarter of 2011, 3M made certain product moves between its business segments in its continuing effort to drive growth by aligning businesses around markets and customers. There were no changes impacting business segments related to product moves for the Display and Graphics segment or the Consumer and Office segment. The product moves between business segments are summarized as follows:

•                  Certain pressure sensitive adhesives products within the Industrial Adhesives and Tapes Division and shock absorption and vibration dampening products used in electronics within the Aerospace and Aircraft Maintenance Department (both within the Industrial and Transportation business segment) were transferred to the Electronic Markets Materials Division (part of the Electro and Communications business segment). In addition, certain medical respirator products within the Infection Prevention Division (part of the Health Care business segment) were transferred to the Occupational Health and Environmental Safety Division (within the Safety, Security and Protection Services business segment). The preceding product moves resulted in decreases in net sales for the total year 2010 of $152 million in the Industrial and Transportation business segment and $8 million in the Health Care business segment. These decreases were offset by increases in net sales for the total year 2010 of $121 million for the Electro and Communications business segment and $8 million for the Safety, Security and Protection Services business segment along with a $31 million change in the elimination of dual credit sales and corporate and unallocated.

3M’s businesses are organized, managed and internally grouped into segments based on differences in products, technologies and services. 3M continues to manage its operations in six operating business segments: Industrial and Transportation; Health Care; Display and Graphics; Consumer and Office; Safety, Security and Protection Services; and Electro and Communications. 3M’s six business segments bring together common or related 3M technologies, enhancing the development of innovative products and services and providing for efficient sharing of business resources. These segments have worldwide responsibility for virtually all 3M product lines. 3M is not dependent on any single product/service or market. Certain small businesses and lab-sponsored products, as well as various corporate assets and expenses, are not attributed to the business segments. Transactions among reportable segments are recorded at cost.

The financial information presented herein reflects the impact of all of the preceding segment structure changes for all periods presented.

Business Segment Products

Business Segment	Major Products
Industrial and Transportation

Tapes, coated and nonwoven abrasives, adhesives, specialty materials, filtration products, closure systems for personal hygiene products, acoustic systems products, automotive components, abrasion-resistant films, structural adhesives and paint finishing and detailing products, energy control products

Health Care	Medical and surgical supplies, skin health and infection prevention products, drug delivery systems, dental and orthodontic products, health information systems and food safety products
Display and Graphics

Optical films solutions for electronic displays, reflective sheeting for transportation safety, commercial graphics systems, and mobile interactive solutions, including mobile display technology, visual systems and computer privacy filters

Consumer and Office

Sponges, scouring pads, high-performance cloths, consumer and office tapes, repositionable notes, indexing systems, construction and home improvement products, home care products, protective material products, and consumer and office tapes and adhesives

Safety, Security and Protection Services

Personal protection products, safety and security products, commercial cleaning and protection products, floor matting, roofing granules for asphalt shingles, corrosion protection products, and Track and Trace products, such as library patron self-checkout systems (supply chain execution software solutions sold in June 2008)

Electro and Communications	Packaging and interconnection devices, insulating and splicing solutions for the electronics, telecommunications and electrical industries, and touch screens and touch monitors

Business Segment Information

	Net Sales			Operating Income
(Millions)	2010	2009	2008	2010	2009	2008
Industrial and Transportation	$8,429	$7,120	$8,173	$1,754	$1,230	$1,535
Health Care	4,513	4,282	4,294	1,362	1,347	1,172
Display and Graphics	3,884	3,132	3,268	946	590	583
Consumer and Office	3,853	3,471	3,578	840	748	683
Safety, Security and Protection Services	3,316	3,076	3,339	709	728	692
Electro and Communications	3,043	2,387	2,956	670	351	574
Corporate and Unallocated	10	13	22	(278)	(101)	58
Elimination of Dual Credit	(386)	(358)	(361)	(85)	(79)	(79)
Total Company	$26,662	$23,123	$25,269	$5,918	$4,814	$5,218

	Assets			Depreciation & Amortization			Capital Expenditures
(Millions)	2010	2009	2008	2010	2009	2008	2010	2009	2008
Industrial and Transportation	$6,703	$6,365	$6,300	$326	$328	$283	$331	$235	$349
Health Care	4,189	3,216	3,093	131	143	146	78	125	169
Display and Graphics	3,729	3,564	3,479	187	174	220	185	160	305
Consumer and Office	2,149	1,819	1,815	100	88	79	69	43	87
Safety, Security and Protection Services	3,996	3,208	3,130	168	169	147	130	93	107
Electro and Communications	2,245	2,143	2,259	101	107	132	110	60	149
Corporate and Unallocated	7,145	6,935	5,717	107	148	146	188	187	305
Total Company	$30,156	$27,250	$25,793	$1,120	$1,157	$1,153	$1,091	$903	$1,471

Corporate and Unallocated operating income includes a variety of miscellaneous items, such as corporate investment gains and losses, certain derivative gains and losses, insurance-related gains and losses, certain litigation and environmental expenses, corporate restructuring charges and certain under- or over-absorbed costs (e.g. pension, stock-based compensation) that the Company may choose not to allocate directly to its business segments. Because this category includes a variety of miscellaneous items, it is subject to fluctuation on a quarterly and annual basis.

3M business segment reporting measures include dual credit to business segments for certain U.S. sales and related operating income. Management evaluates each of its six operating business segments based on net sales and operating income performance, including dual credit U.S. reporting to further incentivize U.S. sales growth. As a result, 3M provides additional (“dual”) credit to those business segments selling products in the U.S. to an external customer when that segment is not the primary seller of the product. For example, certain respirators are primarily sold by the Occupational Health and Environmental Safety Division within the Safety, Security and Protection Services business segment; however, the Industrial and Transportation business segment also sells this product to certain customers in its U.S. markets. In this example, the non-primary selling segment (Industrial and Transportation) would also receive credit for the associated net sales it initiated and the related approximate operating income. The assigned operating income related to dual credit activity may differ from operating income that would result from actual costs associated with such sales. The offset to the dual credit business segment reporting is reflected as a reconciling item entitled “Elimination of Dual Credit,” such that sales and operating income for the U.S. in total are unchanged.

3M is an integrated enterprise characterized by substantial intersegment cooperation, cost allocations and inventory transfers. Therefore, management does not represent that its business segments, if operated independently, would report the operating income and other financial information shown. The difference between operating income and pre-tax income relates to interest income and interest expense, which are not allocated to business segments. Segment operating income and assets in the preceding table include allocations resulting from the shared utilization of certain corporate or otherwise unallocated assets. However, the separate amounts stated for segment depreciation, amortization, and capital expenditures are based on secondary performance measures used by management that do not include allocations of certain corporate items.

Segment assets for the operating business segments (excluding Corporate and Unallocated) primarily include accounts receivable; inventory; property, plant and equipment — net; goodwill and intangible assets; and other miscellaneous assets. Assets included in Corporate and Unallocated principally are cash, cash equivalents and marketable securities; insurance receivables; deferred income taxes; certain investments and other assets, including prepaid pension assets. Corporate and unallocated assets can change from year to year due to changes in cash, cash equivalents and marketable securities, changes in prepaid pension benefits, and changes in other unallocated asset categories.

The most significant items impacting 2009 and 2008 results were restructuring actions and exit activities. Refer to Note 4 for discussion of restructuring actions and exit activities.